Nature of the Business - Additional Information (Details)					12 Months Ended
	Mar. 10, 2022 USD ($) $ / shares	Aug. 20, 2020 USD ($) shares	Aug. 11, 2020 USD ($) shares	Mar. 12, 2020 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 20, 2020 £ / shares	Aug. 11, 2020 £ / shares	Aug. 11, 2020 $ / shares
Nature Of Business [Line Items]
Issuance of shares, Shares | shares				114,726
Proceeds from issuance of ADSs in initial public offering, net of issuance costs							$ 161,758,000
Reverse split, description					1-for-0.159 reverse split	1-for-0.159 reverse split
Reverse split, ratio					6.289	6.289	6.289
Net losses					$ 140,391,000		$ 96,322,000	$ 53,909,000
Accumulated deficit					356,381,000		215,990,000
Net cash used in operating and investing activities					111,800,000
Cash and cash equivalents					117,662,000		$ 229,974,000	$ 73,702,000
Net proceeds from offering					$ 9,297	£ 7,211
American Depositary Shares
Nature Of Business [Line Items]
Proceeds from issuance of ADSs in initial public offering, net of issuance costs			$ 161,800,000
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of shares, Shares | shares			9,951,591
Ordinary shares, price per share | $ / shares											$ 18.00
American Depositary Shares | Overallotment Options to Underwriters
Nature Of Business [Line Items]
Issuance of shares, Shares | shares			1,128,062
American Depository Shares
Nature Of Business [Line Items]
Net proceeds from offering		$ 161,800,000
American Depository Shares | Subsequent Events | Syncona Portfolio Limited
Nature Of Business [Line Items]
Ordinary shares, price per share | $ / shares	$ 1.05
Net proceeds from offering	$ 24,200,000
American Depository Shares | IPO
Nature Of Business [Line Items]
Issuance of shares, Shares | shares			8,823,529
Ordinary shares, price per share | £ / shares										£ 18.00
Net proceeds from offering			$ 147,700,000
American Depository Shares | Overallotment Options to Underwriters
Nature Of Business [Line Items]
Issuance of shares, Shares | shares		1,128,062
Ordinary shares, price per share | £ / shares									£ 18.00
Net proceeds from offering		$ 18,900,000